LAKE FOREST FUNDS

                                 ANNUAL REPORT





                               FEBRUARY 28, 1998

Lake Forest Core Equity Fund (LFCEX)
Value of a $10,000 Investment vs. S&P 500 (SPX)

           CORE            SPX
3/95    $10,000.00    $10,000.00
3/96     11,858.80     12,891.69
3/97     14,308.20     15,120.03
3/98     18,725.00     22,002.45



AVERAGE ANNUAL TOTAL RETURN (%)
1 YEAR     2 YEARS     SINCE INCEPTION, 3/1/96
30.87       25.55             23.26

The past year was another favorable one for Lake Forest Funds and each of our mutual fund entities. The funds performed well in receptive market conditions. Economic activity remained strong throughout the period, despite new uncertainties about Asian currencies. Inflation pressure has not been visible in the national economic data, and monetary policy remains neutral. Congress has been preoccupied, and the chronic federal budget deficit is slowly turning to surplus. These are vintage times in the financial markets.

Lake Forest Funds has now completed three full years of operation, and each of our funds is nationall ranked. The Lake Forest Money Market Fund has again received recognition for its performance during the last year. The Lake Forest Core Equity Fund's average annual total return during the year ended February 28, 1998 was 30.87 percent, reflecting the strength of the blue chip stocks. Many large companies continue to focus their resources by spinning off secondary activities, and we have benefitted from these actions.

Audited financial statements for the full fiscal year ended February 28th are enclosed for your information. They include schedules of portfolio investments and financial highlights for each fund that are prepared in accordance with industry standards. We believe that your funds are very well positioned to benefit from market trends during the coming year.

Irving V. Boberski
Chief Executive Officer

                             SCHEDULE OF INVESTMENTS
                          LAKE FOREST CORE EQUITY FUND
                                February 28, 1998


Shares                                                           Market Value
-------------------------------------------------------------------------------

COMMON STOCKS - 90.92%
Aerospace/Defense - 7.53%
   5,500    Boeing Co...........................................   $ 298,375
   2,500    Lockheed Martin Corp................................     291,719
      63    Raytheon Co. Cl A...................................       3,654
                                                                 -----------
                                                                     593,748
                                                                 -----------

Autos and Trucks - 4.15%
     400    Chrysler Corp.......................................      15,575
   4,300    Ford Motor Co.......................................     243,219
   1,000    General Motors Corp.................................      68,937
                                                                 -----------
                                                                     327,731
                                                                 -----------

Beverages - 1.43%
   1,000    Coca Cola Co........................................      68,688
   1,200    Pepsico Inc.........................................      43,875
                                                                 -----------
                                                                     112,563
                                                                 -----------

Chemicals - 8.87%
   6,000    DuPont (E.I.) De Ne Mours...........................     367,875
     200    Eastman Chemical Co.................................      13,100
   4,500    Monsanto Co.........................................     228,937
     900    Solutia Inc.........................................      24,581
   1,400    Union Carbide Corp Hldg. Co.........................      65,013
                                                                 -----------
                                                                     699,506
                                                                 -----------

Computers-Information Tech - 0.05%
     137 +  NCR Corp............................................       4,298
                                                                 -----------

Computers Main Frame - 0.53%
     400    International Business Machines Corp................      41,775
                                                                 -----------

Computers-Micro - 2.44%
   6,000    Compaq Computer Corp................................     192,375
                                                                 -----------

Computer Software/Services - 0.86%
     800 +  Microsoft Corp......................................      67,800
                                                                 -----------

Cosmetics & Toiletries - 4.31%
   4,000    Proctor & Gamble Co.................................     339,750
                                                                 -----------

Diversified Manufacturing - 3.94%
   4,000    General Electric Co.................................     311,000
                                                                 -----------

Electric-Integrated - 0.85%
   2,600    Houston Industries Inc..............................      67,275
                                                                 -----------

Electronics-Semiconductors - 3.27%
   2,000    Intel Corp..........................................     179,375
   1,000    Motorola Inc........................................      55,750
     400    Texas Instruments Inc...............................      23,150
                                                                 -----------
                                                                     258,275
                                                                 -----------

Shares                                                           Market Value
-------------------------------------------------------------------------------

 Financial-Banks, Commercial - 7.18%
   4,000    Bank of New York Co. Inc............................   $ 234,250
   3,200    Mellon Bank Corp....................................     199,400
   2,400    PNC Bank Corp.......................................     133,200
                                                                 -----------
                                                                     566,850
                                                                 -----------

Food-Miscellaneous/Diversified - 1.08%
   2,000    Kellogg Co..........................................      85,250
                                                                 -----------

Food-Processing - 1.09%
   1,200    General Mills Inc...................................      86,325
                                                                 -----------

Medical-Drugs - 6.55%
   2,000    American Home Products Corp.........................     187,500
   5,000    Lilly (Eli) & Co....................................     329,062
                                                                 -----------
                                                                     516,562
                                                                 -----------

Medical Products - 0.96%
   1,000    Johnson & Johnson...................................      75,500
                                                                 -----------

Money Center Banks - 6.52%
   2,000    Bankers Trust New York Corp.........................     236,500
   2,100    Citicorp............................................     278,250
                                                                 -----------
                                                                     514,750
                                                                 -----------

Networking Products - 4.59%
   5,500 +  Cisco Systems Inc...................................     362,312
                                                                 -----------

Oil-Field Services - 4.78%
   5,000    Schlumberger Ltd....................................     376,875
                                                                 -----------

Oil/Gas-Domestic - 0.63%
   1,200    Tenneco Inc.........................................      49,350
                                                                 -----------

Oil/Gas-International - 4.70%
   2,000    Amoco Corp..........................................     170,000
   3,600    Texaco Inc..........................................     200,925
                                                                 -----------
                                                                     370,925
                                                                 -----------

Pipelines - 0.94%
   1,111    El Paso Natural Gas Co..............................      73,743
                                                                 -----------

Pharmaceuticals - 2.42%
   2,550    Abbott Laboratories.................................     190,772
                                                                 -----------

Retail-Department Stores - 0.37%
     400 +  Federated Department Stores Inc.....................      18,750
     200    Sears Roebuck & Co..................................      10,613
                                                                 -----------
                                                                      29,363
                                                                 -----------

Retail-Restaurants - 0.74%
   1,000    McDonalds Corp......................................      54,750
     120 +  Tricon Global Restaurants Inc.......................       3,405
                                                                 -----------
                                                                      58,155
                                                                 -----------

Shipbuildings - 0.08%
     240    Newport News Shipbuilding Inc.......................       6,540
                                                                 -----------

Telecommunication Equipment - 1.91%
   1,388    Lucent Technologies Inc.............................     150,424
                                                                 -----------

Telephone-Long Distance - 4.63%
   6,000    AT&T Corp...........................................     365,250
                                                                 -----------

Shares                                                           Market Value
-------------------------------------------------------------------------------


Tobacco - 3.52%
   6,400    Phillip Morris Companies Inc........................     278,000
                                                                 -----------

            TOTAL COMMON STOCKS
              (Cost $5,566,664).................................   7,173,042
                                                                 -----------

SHORT-TERM DEBT - 8.83%
 697,000    Federal Home Loan Bank Disc Note
            5.59%, due 03/02/98
            (Cost $696,892).....................................     696,892
                                                                 -----------


SHORT-TERM INVESTMENTS - 0.01%

   1,060    Star Treasury Fund
            (Cost $1,060).......................................       1,060
                                                                 -----------


            Total Investments at Market
            (Cost $6,264,616)..........................  99.76%    7,870,994

            Other Assets less Liabilities..............   0.24%       19,259
                                                        -------  -----------
            Total Net Assets........................... 100.00%  $ 7,890,253
                                                        =======  ===========


(1) Federal Tax Information: At February 28, 1998 the net unrealized appreciation based on cost for Federal Income tax purposes of $6,264,616 was as follows:
        Aggregate gross unrealized apprecation for all
        investments for which there was an excess of value
        over cost............................................... $ 1,608,090
        Aggregate gross unrealized deprecation for all
        investments for which there was an excess of cost
        over value..............................................      (1,712)
                                                                ------------
        Net unrealized appreciation............................. $ 1,606,378
                                                                ============


 +  Denotes non-income producing security



   The accompanying notes are an integral part of these financial statements.

                             SCHEDULE OF INVESTMENTS
                          LAKE FOREST MONEY MARKET FUND
                                February 28, 1998

Shares                                                           Market Value
-------------------------------------------------------------------------------

SHORT-TERM DEBT - 100.42%
 5,355,000   Federal Home Loan Bank Disc Note
             5.59%, due 03/02/98
             (Cost $5,354,168).................................. $ 5,354,168
                                                                 -----------
             Total Investments
             (Cost $5,354,168)......................... 100.42%    5,354,168

             Liabilities less Other Assets.............  (0.42%)     (22,541)
                                                       --------  -----------
                                                        100.00%  $ 5,331,627
                                                       ========  ===========




   The accompanying notes are an integral part of these financial statements.

                                LAKE FOREST FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                February 28, 1998


                                                                     CORE                       MONEY
                                                                    EQUITY                     MARKET
                                                            -----------------------    ---------------------
ASSETS:
Investments in securities, at value
        (cost $6,264,616 and $5,354,168,
        respectively) (Note 2)..............................            $ 7,870,994              $ 5,354,168
Receivable for fund shares sold.............................                 16,009                    1,988
Receivable from interest and dividends......................                 13,511                        0
                                                                       ------------              -----------
        Total Assets........................................              7,900,514                5,356,156
                                                                       ------------              -----------

LIABILITIES:
Payables:
        Fund shares redeemed................................  $ 2,977                $      0
        Advisory fees (Note 3)..............................    7,284                     483
        Dividends payable...................................        0                  23,740
        Other liabilities...................................        0                     306
                                                             --------                --------
        Total Liabilities...................................                 10,261                   24,529
                                                                       ------------              -----------
        Net Assets..........................................            $ 7,890,253              $ 5,331,627
                                                                       ============              ===========


NET ASSETS CONSIST OF:
        Additional paid in capital..........................            $ 6,270,744              $ 5,331,627
        Accumulated net investment income...................                 13,344                        0
        Accumulated net realized loss from
          investment transactions...........................                   (213)                       0
        Net unrealized appreciation on
          investments.......................................              1,606,378                        0
                                                                       ------------              -----------
        Net Assets..........................................            $ 7,890,253              $ 5,331,627
                                                                       ============              ===========

Net asset value and redemption
        price per share
        ($7,890,253/304,718 and $5,331,627/5,331,627 shares
        of capital stock outstanding, respectively)
        (Note 4 )..............................................         $     25.89              $      1.00
                                                                       ============              ===========



The accompanying notes are an integral part of these financial statements

                                LAKE FOREST FUNDS
                             STATEMENT OF OPERATIONS
                     For the year ended February 28, 1998

                                                         CORE          MONEY
                                                        EQUITY         MARKET
                                                     ------------   ------------
INVESTMENT INCOME:
Dividend............................................. $   90,378     $       0
Interest.............................................     35,581       262,413
                                                      ----------     ---------
                                                         125,959       262,413
                                                      ----------     ---------

Expenses:
Advisory fee......................................... $   59,603     $   5,957
                                                      ----------     ---------
     Total expenses..................................     59,603         5,957
                                                      ----------     ---------
     Net investment loss.............................     66,356       256,456
                                                      ----------     ---------

NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
(Note 2)
Net realized gain from investment
     transactions....................................          9             0
Net change in unrealized appreciation of
     investments.....................................  1,263,635             0
                                                      ----------     ---------
Net realized and unrealized gain
     on investments..................................  1,263,644             0
                                                      ----------     ---------
Net increase in net assets resulting
     from operations.................................$ 1,330,000     $ 256,456
                                                     ===========     =========





   The accompanying notes are an integral part of these financial statements

                          LAKE FOREST CORE EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                 For the year         For the year
                                                                     ended               ended
                                                              February 28, 1998    February 28, 1997

Net investment income........................................   $    66,356          $    34,485
Net realized gain from investment transactions...............             9                  946
Net change in unrealized appreciation of investments.........     1,263,635              279,662
                                                               ------------          -----------
Net decrease in net assets resulting from operations.........     1,330,000              315,093

Distributions from net investment income.....................       (60,371)             (32,811)
Distributions from net gain on investments...................             0              (33,502)

Net capital share transactions (Note 4)......................     4,029,033            1,327,060
                                                               ------------          -----------

Net increase in net assets...................................     5,298,662            1,575,840

NET ASSETS:
Beginning of period..........................................     2,591,591            1,015,751
                                                               ------------          -----------

End of period (including undistributed investment income of
  $13,344 and $7,360, respectively)..........................   $ 7,890,253          $ 2,591,591
                                                               ============          ===========











The accompanying notes are an integral part of these financial statements


                          LAKE FOREST MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS




                                                                 For the year         For the year
                                                                     ended               ended
                                                              February 28, 1998    February 28, 1997

Net investment income........................................   $   256,456          $   109,783
Net realized gain from investment transactions...............             0                    0
Net change in unrealized appreciation of investments.........             0                    0
                                                               ------------          -----------
Net decrease in net assets resulting from operations.........       256,456              109,783

Distributions from net investment income.....................      (256,456)            (109,783)

Net capital share transactions (Note 4)......................     2,315,420            1,229,298
                                                               ------------          -----------

Net increase in net assets...................................     2,315,420            1,229,298

NET ASSETS:
Beginning of period..........................................     3,016,207            1,786,909
                                                               ------------          -----------

End of period................................................   $ 5,331,627          $ 3,016,207
                                                               ============          ===========








   The accompanying notes are an integral part of these financial statements

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1998


NOTE 1.  ORGANIZATION

         The Lake Forest Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the Trust Agreement). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Share of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund (the Equity Fund) and Lake Forest Money Market Fund (the Money Market Fund). The investment objective of the Equity Fund is to provide long term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

         Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         Option Transactions-The Equity Fund may write covered put and call options on individual securities, write covered put and call options on stock indices traded on a securities exchange and engage in related closing transactions. A put (call) option on a security is an agreement to buy (sell) a particular portfolio security if the option is exercised at a specific price, on or before a set date. An option on a stock index gives the holder the right to receive, upon exercising the option, a cash settlement amount based on the difference between the exercise price and the value of the underlying stock index. To cover the potential obligations involved in these option transactions, the Equity Fund will own the underlying equity security (for a call option); will segregate with the custodian high grade liquid debt obligations equal to the option exercise price (for a put option); or (for an option index) will either hold a portfolio of stocks substantially replicating the movement of the index or, the extent the Equity Fund does not hold such a portfolio, will segregate with the custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Risks associated with writing options include the possible

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1998
                                   (Continued)


inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of an option on a stock index) exposure to an indeterminate liability. There is no assurance of liquidity in the secondary market for purposes of closing out option positions. Also, the Equity Fund may purchase put and call options on individual securities and on stock indices for the purposes of hedging against the risk of unfavorable price movements adversely affecting the value of the Equity Fund's securities or securities the Equity Fund intends to buy. The Equity Fund may also sell put and call options in closing transactions.

         Premiums received from put or call options written are recorded as an asset with an equal liability which is marked-to-market daily with any difference between the option's current market value and premiums received recorded as an unrealized gain or loss. If the option is not exercised, premiums received are realized as a gain at the expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of closing the transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

         Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

         Federal Income Taxes-Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

         Other-Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

         Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3. INVESTMENT ADVISORY AGREEMENT

         The Trust has an investment advisory agreement with Boberski & Company (the Adviser). Under the terms of the management agreement, The Adviser manages the Fund's investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1998
                                   (Continued)


net assets of the Equity Fund and .50% of the average daily net assets of the Money Market Fund. The Adviser has agreed to cap the fee for the Money Market Fund at .125% at least through the fiscal year ended February 28, 1998. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Funds' expenses except those specified above are paid by the Advisor.

         The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the year ended February 28, 1998, the Adviser has received a fee of $59,603 from the Core Equity Fund and $5,957 from the Money Market Fund.


NOTE 4. CAPITAL SHARE TRANSACTIONS

         As of February 28, 1998 there was an unlimited number of no par value shares of capital stock authorized for each Fund.

         Transactions in capital stock were as follows:

                                            Core Equity                       Core Equity
                                      ------------------------        ------------------------
                                            For the year                      For the year
                                                ended                             ended
                                         February 28, 1998                February 28, 1997
                                       Shares          Amount           Shares          Amount
                                      ---------      ----------        --------      -----------

Shares sold                            199,440       $4,583,911         119,842       $2,188,004

Shares issued in reinvestment of
   dividends                             2,598           59,409           3,705           65,903

Shares redeemed                        (26,643)        (614,287)        (52,799)        (926,847)
                                      --------        ---------        --------        ---------

Net increase                           175,395       $4,029,033          70,748       $1,327,060
                                       -------       ----------        --------       ----------

Total paid in capital                                $6,270,744                       $2,241,711
                                                     ----------                       ----------

                                LAKE FOREST FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                February 28, 1998
                                   (Continued)


                                            Money Market                    Money Market
                                      ------------------------        ------------------------
                                            For the year                      For the year
                                                ended                             ended
                                         February 28, 1998                February 28, 1997
                                       Shares          Amount           Shares          Amount
                                      ---------      ----------        --------      -----------

Shares sold                            12,239,025    $12,239,026       2,559,936      $2,559,936

Shares issued in reinvestment of
   dividends                              238,127        238,127          95,988          95,988

Shares redeemed                       (10,161,733)   (10,161,733)     (1,426,626)     (1,426,626)
                                     ------------   ------------     -----------     -----------

Net increase                            2,315,419     $2,315,420       1,229,298       $1,229,298
                                        ---------     ----------      ---------        ----------

Total paid in capital                                 $5,331,627                       $3,016,207
                                                      ----------                       ----------


NOTE 5.  MAJOR SHAREHOLDERS

         As of February 28, 1998 the Boberski family may be deemed to control the Money Market Fund, as a result of their respective beneficial ownership of the shares of the Funds.


NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS
         For the year ended February 28, 1998, the Core Equity Fund made quarterly distributions totaling $.29, aggregating $60,372 from investment income. For the year ended February 28, 1998, the Money Market Fund made monthly distributions totaling $.05, aggregating $256,455 from net investment income.


NOTE 7.  INVESTMENT TRANSACTIONS
         Purchases and sales, excluding short term securities, for the year ended February 28, 1998 aggregated $3,348,690 and $39 respectively for the Equity Fund.


NOTE 8.  MATTERS SUBMITTED TO VOTE OF SHAREHOLDERS
         A special meeting of the shareholders of the Funds was held June 9, 1997. The meeting involved the election of Gary Patyk as a Trustee and approval of an Amended Management Agreement with Boberski & Company. Each of the other Trustees, Philip Hackbarth, Robert Alfe, and Irving Boberski, have terms that continued after the meeting. The following shares were represented at the meeting, either in person or by proxy: 76,947.908 shares of the Equity Fund, or 52.425% of the issued and outstanding shares of beneficial interest of the Equity Fund; 3,719,236.29 shares of the Money Market Fund, or 69.912% of the issued and outstanding shares of beneficial interest of the Money Market Fund. Gary Patyk was elected as a Trustee with 72,943.472 shares voted for, 2,225.895 shares voted against, and 1,778.541 shares abstaining of the Equity Fund and 3,703,720.680 shares voted for, 13,515.610 shares voted against, and 2,000.000 shares abstaining of the Money Market Fund. The Amended Management Agreement was approved with 72,704.162 shares voted for, 2,645.667 shares voted against, and 1,598.079 shares abstaining of the Equity Fund and 3,681,899.160 voted for, 33,080.860 shares voted against, and 4,256.270 abstaining of the Money Market Fund.

                          LAKE FOREST CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)


                                                          For the year         For the year          For the year
                                                             ended                ended                 ended
                                                        February 28, 1998    February 28, 1997    February 29, 1996

Net asset value, beginning of period.....................    $20.04               $17.34               $15.00

Income from investment operations
Net investment income....................................      0.31                 0.39                 0.56
Net realized and unrealized gain on investments..........      5.83                 3.07                 2.13
Total from investment operations.........................      6.14                 3.46                 2.69

Less distributions
Dividends from net investment income.....................     (0.29)               (0.37)               (0.15)
Distribution from realized gains from security
    transactions.........................................      0.00                (0.39)               (0.20)
Total distributions......................................     (0.29)               (0.76)               (0.35)
Net asset value, end of period...........................    $25.89               $20.04               $17.34

Total return.............................................     30.87%               20.65%               18.59%

Ratios/supplemental data
Net assets, end of period (in 000's).....................    $7,890               $2,592               $1,016
Ratio of expenses to average
  net assets (Note 3)....................................      1.19%                1.00%                0.45%
Ratio of net investment income to
  average net assets.....................................      1.32%                2.10%                3.89%
Portfolio turnover rate..................................      0.00%                0.00%              129.77%
Average commission rate per share........................     $0.1125              $0.1307               N/A


   The accompanying notes are an integral part of these financial statements.

                          LAKE FOREST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)

                                                          For the year         For the year          For the year
                                                             ended                ended                 ended
                                                        February 28, 1998    February 28, 1997    February 29, 1996

Net asset value, beginning of period.....................    $1.00                $1.00                $1.00

Income from investment operations
Net investment income....................................     0.05                 0.05                 0.06
Net realized and unrealized gain on investments..........     0.00                 0.00                 0.00
Total from investment operations.........................     0.05                 0.05                 0.06

Less distributions
Dividends from net investment income.....................    (0.05)               (0.05)               (0.06)
Distribution from realized gains from security
    transactions.........................................     0.00                 0.00                 0.00
Total distributions......................................    (0.05)               (0.05)               (0.06)
Net asset value, end of period...........................    $1.00                $1.00                $1.00

Total return.............................................     5.51%                5.13%                5.50%

Ratios/supplemental data
Net assets, end of period (in 000's).....................   $5,332               $3,016               $1,787
Ratio of expenses to average
  net assets (Note 3)....................................     0.125%               0.125%               0.08%
Ratio of net investment income to
  average net assets.....................................     5.38%                5.13%                5.50%
Portfolio turnover rate..................................     0.00%                0.00%                0.00%



The accompanying notes are an integral part of these financial statements.